SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Advertising expense	¥ 71,805	¥ 108,289	¥ 126,528